SUPPLEMENTAL INFORMATION RELATED TO THE COLLATERALIZED ASSET OF FINANCE LEASE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financing Leases
Equipment	$ 9,000,000	$ 9,000,000	$ 9,000,000
Accumulated depreciation	(2,990,323)	(2,540,323)	(1,640,323)
Net balance	$ 6,009,677	$ 6,459,677	$ 7,359,677